Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income Taxes

8. Income Taxes

On a quarterly basis, the Company records income tax expense or benefit based on year-to-date results and expected results for the remainder of the year. The Company recorded no provision for income taxes for the three-month periods ended March 31, 2016 and 2015.
Deferred income taxes reflect the tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Based on the Company’s historical net losses during its development stage, the Company has provided a full valuation allowance against its deferred tax assets as of March 31, 2016 and 2015.
At December 31, 2015, the Company had federal and California net operating loss carryforwards, prior to any annual limitation, of approximately $48.8 million and $11.3 million, respectively, expiring beginning in 2021 for federal and 2015 for California. The use of the Company’s net operating loss carryforwards is subject to certain annual limitations and may be subject to further limitations as a result of changes in ownership as defined by the Internal Revenue Code and similar state provisions. An ownership change date did occur in June 2014 at the merger with eOn so that an annual limitation was estimated to reduce the federal net operating loss carryforward to approximately $30.4 million with no further limitation to the California net operating loss carryforward. Notwithstanding, these federal and state net operating loss carryforwards could be further reduced if there are further ownership changes either prior to or after the merger.
The Company files income tax returns in the U.S. and various state jurisdictions including California. In the normal course of business, the Company is subject to examination by taxing authorities including the United States and California. The Company is not currently under audit or examination by either of these jurisdictions. The federal and California statute of limitations remains open back to 2011 for federal and 2010 for California. However, due to the fact that the Company has net operating losses carried forward dating back to 2001, certain items attributable to technically closed years are still subject to adjustment by the relevant taxing authority through an adjustment to the tax attributes carried forward to open years.

9. Income Taxes

The Company recorded $(14,041) and $2,400 provision for income taxes for the years ended December 31, 2015 and 2014, respectively.
Income tax expense was comprised of the following:

	2015	2014
Current
Federal	$—	$—
State	(14,041)	2,400
	$(14,041)	$2,400
Deferred
Federal	$—	$—
State	—	—
	$—	$—
Expense	$(14,041)	$2,400

A reconciliation of the statutory federal income tax rate to the effective tax rate for the years ended December 31 was as follows:

	2015	2014
Statutory federal income tax rate	34%	34%
State income taxes (net of federal benefit)	0	5.83
Loss on extinguishment of notes	0	(12.44)
Stock compensation	(1.37)	(0.31)
Other permanent differences	(0.04)	0.11
True ups	(10.20)	12.3
Change in valuation allowance	(22.27)	(39.5)
Total	0.12%	(0.01)%

Deferred income taxes reflect the tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Based on the Company’s historical net losses, the Company has provided a full valuation allowance against its deferred tax assets as of December 31, 2015 and 2014.
The components of the net deferred tax assets and liabilities are as follows:

	2015	2014
Deferred Tax Assets:
Accrued Liabilities	$1,361,612	$722,899
Intangibles	2,476,386	3,115,849
Fixed Assets	6,686	2,988
NOL Carryforwards	10,331,722	7,773,560
Inventory Reserve	—	3,705
Allowance for Doubtful Accounts	7,599	16,281
Gross Deferred Tax Asset	14,184,005	11,635,282
Valuation Allowance	(14,052,737)	(11,436,475)
Net Deferred Tax Assets	131,268	198,807
Deferred Tax Liabilities:
Acquired Contracts Intangibles	(131,268)	(198,807)
Gross Deferred Liabilities	(131,268)	(198,807)
Net Deferred Tax Assets (Liabilities)	$—	$—

At December 31, 2015, the Company had federal and California net operating loss carryforwards, prior to any annual limitation, of approximately $48.8 million and $11.3 million, respectively, expiring beginning in 2021 for federal and 2015 for California. The use of the Company’s net operating loss carryforwards is subject to certain annual limitations and may be subject to further limitations as a result of changes in ownership as defined by the Internal Revenue Code and similar state provisions. An ownership change date did occur in June 2014 at the merger with eOn so that an annual limitation was estimated to reduce the federal net operating loss carryforward to approximately $30.4 million with no further limitation to the CA net operating loss carryforward. Notwithstanding, these federal and state net operating loss carryforwards could be further reduced if there are further ownership changes either prior to or after the merger.
At December 31, 2015, the gross liability for uncertain tax positions was $0. The Company does not anticipate a significant change to unrecognized tax benefits for uncertain income tax positions within the next 12 months.
It is the Company’s practice to recognize interest and penalties related to income tax matters in income tax expense. As of December 31, 2015 and 2014, the Company had no interest and penalties related to income taxes.
The Company files income tax returns in the U.S. and various state jurisdictions including California. In the normal course of business, the Company is subject to examination by taxing authorities including the United States and California. The Company is not currently under audit or examination by either of these jurisdictions. The federal and California statute of limitations remains open back to 2011 for federal and 2010 for California. However, due to the fact that the Company has net operating losses carried forward dating back to 2001, certain items attributable to technically closed years are still subject to adjustment by the relevant taxing authority through an adjustment to the tax attributes carried forward to open years.